Stock-Based Compensation and Equity - Summary of the SAR Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average exercise price per share, granted (in dollars per share)	$ 1.95
313 Acquisition LLC | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance (shares)	85,362,836.000	85,812,836
Granted (shares)	1,000,000
Forfeited (shares)	(7,961,710)	(450,000)
Outstanding, Ending Balance (shares)	78,401,126.000	85,362,836.000	85,812,836
Unvested shares expected to vest (shares)	48,574,548
Exercisable (shares)	29,826,578
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average exercise price per share, outstanding, beginning balance (in dollars per share)	$ 1.19	$ 1.19
Weighted average exercise price per share, forfeited (in dollars per share)	1.32	1.93
Weighted average exercise price per share, outstanding, ending balance (in dollars per share)	1.18	$ 1.19	$ 1.19
Weighted average exercise price per share, unvested shares expected to vest (in dollars per share)	1.21
Weighted average exercise price per share, Exercisable (in dollars per share)	$ 1.13
Outstanding, weighted average remaining contractual life	5 years 3 months 12 days	5 years 9 months 23 days	5 years 9 months 23 days
Unvested shares expected to vest, weighted average remaining contractual life	5 years 4 months 16 days
Exercisable at end of period, weighted average remaining contractual life	5 years 1 month 12 days
Outstanding, aggregate intrinsic value	$ 51.2	$ 0.0	$ 0.0
Unvested shares expected to vest, aggregate intrinsic value	30.5
Exercisable, aggregate intrinsic value	$ 20.7
Vivint | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance (shares)	38,011,879.000	32,754,290
Granted (shares)	10,772,000	14,630,000
Forfeited (shares)	(5,584,582)	(9,255,137)
Exercised (shares)	(1,499,048)	(117,274)
Outstanding, Ending Balance (shares)	41,700,249.000	38,011,879.000	32,754,290
Unvested shares expected to vest (shares)	33,649,333
Exercisable (shares)	8,050,916
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average exercise price per share, outstanding, beginning balance (in dollars per share)	$ 1.46	$ 1.26
Weighted average exercise price per share, granted (in dollars per share)	1.95	1.79
Weighted average exercise price per share, forfeited (in dollars per share)	1.55	1.31
Weighted average exercise price per share, exercised (in dollars per share)	0.89	0.89
Weighted average exercise price per share, outstanding, ending balance (in dollars per share)	1.57	$ 1.46	$ 1.26
Weighted average exercise price per share, unvested shares expected to vest (in dollars per share)	1.63
Weighted average exercise price per share, Exercisable (in dollars per share)	$ 1.32
Outstanding, weighted average remaining contractual life	7 years 10 months 10 days	8 years 24 days	9 years 2 months 16 days
Unvested shares expected to vest, weighted average remaining contractual life	8 years 25 days
Exercisable at end of period, weighted average remaining contractual life	7 years 5 days
Outstanding, aggregate intrinsic value	$ 0.9	$ 0.0	$ 0.0
Unvested shares expected to vest, aggregate intrinsic value	0.5
Exercisable, aggregate intrinsic value	$ 0.4